Note 16 - Interest and Finance Costs - Schedule of Income Statement Related Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest expense	$ 61,415	$ 55,925	$ 49,880
Interest capitalized	(808)		0
Swap effect	74	11,393	20,237
Amortization and write-off of financing costs	2,907	2,236	2,613
Commitment fees	132	30	75
Bank charges and other financing costs	272	256	3
Total	$ 63,992	$ 69,840	$ 72,808